Events occurred after the reporting date (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 25, 2020	Jan. 22, 2020	Nov. 20, 2019	May 22, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 15, 2018
Disclosure of Events occurred after the reporting date [Line Items]
Borrowings, interest rate								3.25%
Profit (loss), attributable to owners of parent					$ 278,115	$ 439,830	$ 427,697
Notional amount					$ 148,728	$ 16,796
interim dividend per share			$ 0.22987	$ 0.30598
Single series bond One [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Borrowings, interest rate					0.43%	0.95%
Notional amount					$ 252,674	$ 2,674
Maturity date					04-21-2020	04-21-2019
Major Borrowing Transactions [Member] | Unsecured Bond [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Borrowings, interest rate		4.25%
Notional amount		$ 400,000
Maturity date		2050
Major Repayments Of Bonds Transactions [Member] | Single series bond One [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Borrowings, interest rate		5.50%
Notional amount		$ 250,000
Maturity date		April 21, 2020
Event After Reporting [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Profit (loss), attributable to owners of parent	$ 278,114,994
Final Dividend Payment	100.00%
Dividends Per Share	$ 1.05668	$ 0.25414
interim dividend per share	$ 0.80254